INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

12) INCOME TAXES

Enerplus’ provision for income tax is as follows:

($ thousands)	2018	2017	2016
Current tax expense/(recovery)
Canada	$(400)	$(407)	$(661)
United States	(26,693)	(47,550)	(1,690)
Current tax expense/(recovery)	(27,093)	(47,957)	(2,351)
Deferred tax expense/(recovery)
Canada	$3,915	$(17,127)	$(23,714)
United States	126,389	147,072	(211,133)
Deferred tax expense/(recovery)	130,304	129,945	(234,847)
Income tax expense/(recovery)	$103,211	$81,988	$(237,198)

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2018	2017	2016
Income/(loss) before taxes
Canada	$104,204	$146,953	$121,257
United States	377,286	172,033	38,961
Total income/(loss) before taxes	481,490	318,986	160,218
Canadian statutory rate	27.00%	27.00%	27.00%
Expected income tax expense/(recovery)	$130,002	$86,126	$43,259
Impact on taxes resulting from:
Foreign and statutory rate differences	$(23,859)	$157,320	$(12,826)
Share-based compensation	(18,102)	5,067	6,611
Non-taxable capital (gains)/losses	7,254	(6,337)	(6,478)
Change in valuation allowance	6,292	(162,992)	(266,896)
Other	1,624	2,804	(868)
Income tax expense/(recovery)	$103,211	$81,988	$(237,198)

The deferred income tax asset consists of the following:

As at December 31 ($ thousands)	2018	2017
Deferred income tax liabilities
Property, plant and equipment	$(46,284)	$—
Derivative financial instruments	(24,184)	—
Total deferred income tax liabilities	(70,468)	—
Deferred income tax assets
Property, plant and equipment	$60,665	$132,879
Tax loss carry-forwards and other credits	429,651	397,081
Capital loss carryforwards and other capital items	188,409	181,334
Asset retirement obligation	33,935	31,677
Derivative financial instruments	—	8,795
Other assets	14,099	3,046
Deferred income tax asset before valuation allowance	726,759	754,812
Valuation allowance	(191,167)	(184,875)
Deferred income tax assets, net	535,592	569,937
Total deferred income tax asset	$465,124	$569,937

As of December 31, 2018, $27.2 million was reclassified from deferred income tax asset to income tax receivable for the AMT refund expected to be realized in 2019 (December 31, 2017 – $50.1 million).

Loss carry-forwards and tax credits available for tax reporting purposes:

As at December 31 ($ thousands)	2018	Expiration Date
Canada
Capital losses	$1,226,000	Indefinite
Non-capital losses	410,000	2028-2038
United States
Net operating losses – prior to 2018	$933,000	2030-2037
Net operating losses – 2018 and thereafter	119,000	Indefinite
Alternative minimum tax credits	58,000	Recoverable 2019-2021

Changes in the balance of Enerplus' unrecognized tax benefits are as follows:

($ thousands)	2018	2017	2016
Balance, beginning of year	$13,300	$13,300	$15,100
Settlements	—	—	(1,800)
Balance, end of year	$13,300	$13,300	$13,300

If recognized, all of Enerplus’ unrecognized tax benefits as at December 31, 2018 would affect Enerplus’ effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years
Canada – Federal & Provincial	2013-2018
United States – Federal & State	2015-2018

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.